Parent Company Financial Statements (Condensed Statements of Cash flow) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
NET INCOME	$ 12,341	$ 11,569	$ 24,055	$ 20,249	$ 13,405
Adjustments to Reconcile Net Income to Net Cash from Operations
Gain on Securities, net	(1,080)	(94)	(1,667)	(3,024)	0
Change in Other Assets	3,529	5,068	3,433	5,020	(532)
Interest Payable and Other Liabilities	(1,648)	673	298	(136)	1,040
Equity Based Compensation	170	308	628	635	405
Excess Tax Benefit from Restricted Share Grant			(23)	(37)	(99)
Net Cash from Operating Activities	14,502	35,752	41,997	26,616	17,227
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from Sales of Securities Available-for-Sale	100,721	51,395	92,344	20,061	0
Acquire Banking Entities			0	55,780	0
Net Cash from Investing Activities	(36,860)	(109,365)	(161,663)	(104,946)	(93,038)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of Long-term Debt	(50,805)	(10,050)	(21,569)	(6,549)	(32,305)
Income Tax Benefit from Restricted Share Grant			23	37	99
Employee Stock Purchase Plan			(67)	(25)	(30)
Dividends Paid	(3,795)	(3,531)	(7,068)	(7,047)	(6,214)
Net Cash from Financing Activities	11,766	55,660	107,650	120,162	67,028
Net Change in Cash and Cash Equivalents	(10,592)	(17,953)	(12,016)	41,832	(8,783)
Cash and Cash Equivalents at Beginning of Year	49,087	61,103	61,103	19,271	28,054
Cash and Cash Equivalents at End of Period	38,495	43,150	49,087	61,103	19,271
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
NET INCOME			24,055	20,249	13,405
Adjustments to Reconcile Net Income to Net Cash from Operations
Gain on Securities, net			0	(935)	0
Change in Other Assets			33	3,656	(1,995)
Interest Payable and Other Liabilities			240	(2,179)	612
Equity Based Compensation			628	635	405
Excess Tax Benefit from Restricted Share Grant			(23)	(37)	(99)
Equity in Excess Distributed (Undistributed) Income of Subsidiaries			(8,494)	2,582	(1,550)
Net Cash from Operating Activities			16,439	23,971	10,778
CASH FLOWS FROM INVESTING ACTIVITIES
Capital Contribution to Subsidiaries			(150)	0	0
Proceeds from Sales of Securities Available-for-Sale			0	0	400
Acquire Banking Entities			0	(1,995)	0
Net Cash from Investing Activities			(150)	(1,995)	400
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of Long-term Debt			(1,500)	(1,500)	(1,500)
Income Tax Benefit from Restricted Share Grant			23	37	99
Employee Stock Purchase Plan			(67)	(25)	(30)
Dividends Paid			(7,068)	(7,047)	(6,214)
Net Cash from Financing Activities			(8,612)	(8,535)	(7,645)
Net Change in Cash and Cash Equivalents			7,677	13,441	3,533
Cash and Cash Equivalents at Beginning of Year		21,822	21,822	8,381	4,848
Cash and Cash Equivalents at End of Period			$ 29,499	$ 21,822	$ 8,381